SCHEDULE OF RELATED PARTY BALANCES (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts due from related parties	$ 27,000,000	$ 26,000,000
P T WalletKu Indompet Indonesia [Member]
Amounts due from related parties
Sino Dynamic Solutions Limited [Member]
Amounts due from related parties	5,310,626	7,148,208	4,382,762
Amounts due to related parties	2,946,723	4,130,912	1,245,564
Others [Member]
Amounts due from related parties	403,962	139,168	100,466
Amounts due to related parties	1,000,534	1,003,924	1,006,991
Related Party [Member]
Amounts due from related parties	5,714,588	7,287,376	4,483,228
Amounts due to related parties	90,403,958	86,488,519	83,757,317
Regal Planet Limited [Member]
Amounts due to related parties	48,239,354	48,654,398	49,079,276
Mr Alexander Kong [Member]
Amounts due to related parties	829,793	114,374	114,508
Ripple Lab Inc [Member]
Amounts due to related parties	$ 37,387,554	$ 32,584,911	$ 32,310,978